Note 14 - Commitments and Contingencies - Minimum Annual Payments of Leases (Details)	Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Lease commitments	$ 152,880
Other commitments	150,000
302,880
Not later than one year [member]
Statement Line Items [Line Items]
Lease commitments	152,880
Other commitments	75,000
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Lease commitments
Other commitments	75,000
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Lease commitments
Other commitments
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Lease commitments
Other commitments
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Lease commitments
Other commitments
Later than five years [member]
Statement Line Items [Line Items]
Lease commitments
Other commitments